Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Personnel Expenses [Abstract]
Disclosure of detailed information about employee benefits [text block]
	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Salaries and wages	2,827,234	2,921,071	2,655,665
Contribution to provident fund and other funds	163,781	165,133	157,314
Staff welfare expenses	30,151	37,094	26,539
Employee stock compensation expense	40,051	46,371	4,835
	3,061,217	3,169,669	2,844,353
Attributable to cost of goods sold and services rendered	1,548,282	1,596,159	1,369,598
Attributable to selling, general and administrative expenses	1,512,934	1,573,512	1,474,755